First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 115.7%
	Aerospace & Defense – 2.6%
30,992	Airbus SE (b) (c)	$3,739,758
630,522	Babcock International Group PLC (b) (c)	2,677,151
		6,416,909
	Automobiles – 1.8%
30,237	Mercedes-Benz Group AG (b)	2,122,322
138,755	Stellantis N.V. (b)	2,246,371
		4,368,693
	Banks – 6.0%
111,666	BAWAG Group AG (b) (d) (e)	5,634,566
70,692	BNP Paribas S.A. (b)	4,039,671
482,760	ING Groep N.V. (b)	5,040,466
		14,714,703
	Beverages – 2.7%
144,061	Coca-Cola HBC AG (b)	3,004,525
72,445	Diageo PLC (b)	3,674,742
		6,679,267
	Building Products – 1.1%
47,410	Cie de Saint-Gobain (b)	2,820,914
	Capital Markets – 5.2%
295,188	3i Group PLC (b)	5,337,698
53,899	Amundi S.A. (b) (d) (e)	3,685,659
203,621	St. James’s Place PLC (b)	3,838,949
		12,862,306
	Commercial Services & Supplies – 0.5%
1,763,586	Prosegur Cash S.A. (b) (d) (e)	1,151,447
	Construction Materials – 1.0%
50,473	Holcim Ltd. (b)	2,454,844
	Diversified Financial Services – 2.8%
469,330	BFF Bank S.p.A. (b) (d) (e)	3,483,867
1,187,459	M&G PLC (b)	3,421,464
		6,905,331
	Diversified Telecommunication Services – 2.8%
130,761	Deutsche Telekom AG (b)	2,435,310
318,706	Telenor ASA (b)	4,573,281
		7,008,591
	Electric Utilities – 4.8%
313,981	Enel S.p.A. (b)	2,096,375
437,264	Iberdrola S.A. (b)	4,779,287
217,504	SSE PLC (b)	4,969,758
		11,845,420
	Electrical Equipment – 3.2%
106,326	ABB Ltd. (b)	3,449,292
26,220	Schneider Electric SE (b)	4,402,085
		7,851,377
	Food Products – 4.9%
40,000	Danone S.A. (b)	2,209,720

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products (Continued)
76,631	Nestle S.A. (b)	$9,963,460
		12,173,180
	Hotels, Restaurants & Leisure – 3.0%
54,854	Sodexo S.A. (b)	4,463,795
78,788	Whitbread PLC (b) (c)	2,933,564
		7,397,359
	Household Durables – 2.1%
82,283	Persimmon PLC (b)	2,307,329
240,207	Vistry Group PLC (b)	2,955,556
		5,262,885
	Industrial Conglomerates – 0.8%
14,560	Siemens AG (b)	2,016,084
	Insurance – 7.8%
61,792	ASR Nederland N.V. (b)	2,884,817
221,761	AXA S.A. (b)	6,491,905
907,476	Direct Line Insurance Group PLC (b)	3,269,973
77,181	NN Group N.V. (b)	3,911,438
53,338	Sampo Oyj, Class A (b)	2,606,320
		19,164,453
	Internet & Direct Marketing Retail – 1.1%
52,751	Prosus N.V. (b)	2,844,748
	Machinery – 4.0%
258,971	OC Oerlikon Corp. AG (b)	2,063,726
128,099	Sandvik AB (b)	2,721,186
276,366	Volvo AB, Class B (b)	5,155,704
		9,940,616
	Media – 2.5%
389,109	Informa PLC (b) (c)	3,048,676
600,287	Mediaset Espana Comunicacion S.A. (c)	3,036,117
		6,084,793
	Metals & Mining – 5.3%
107,669	Anglo American PLC (b)	5,594,738
193,255	BHP Group Ltd.	7,494,225
		13,088,963
	Multi-Utilities – 2.0%
330,218	National Grid PLC (b)	5,074,862
	Oil, Gas & Consumable Fuels – 8.8%
365,405	Repsol S.A. (b)	4,786,514
342,206	Shell PLC (b)	9,345,907
150,974	TotalEnergies SE (b)	7,639,217
		21,771,638
	Paper & Forest Products – 1.4%
102,950	UPM-Kymmene Oyj (b)	3,361,835
	Personal Products – 2.5%
135,008	Unilever PLC (b)	6,101,852

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals – 17.0%
55,060	AstraZeneca PLC (b)	$7,301,674
27,528	Bayer AG (b)	1,882,890
164,247	GlaxoSmithKline PLC (b)	3,553,805
90,170	Novartis AG (b)	7,916,164
42,166	Novo Nordisk A.S., Class B (b)	4,676,890
20,746	Roche Holding AG (b)	8,208,401
82,277	Sanofi (b)	8,411,972
		41,951,796
	Professional Services – 4.0%
76,661	Adecco Group AG (b)	3,477,463
207,816	RELX PLC (b)	6,466,767
		9,944,230
	Semiconductors & Semiconductor Equipment – 1.1%
646,495	Alphawave IP Group PLC (b) (c)	1,502,791
35,645	Infineon Technologies AG (b)	1,205,872
		2,708,663
	Software – 2.0%
44,798	SAP SE (b)	4,964,879
	Textiles, Apparel & Luxury Goods – 3.8%
158,941	Burberry Group PLC (b)	3,469,632
46,223	Cie Financiere Richemont S.A., Class A (b)	5,858,991
		9,328,623
	Tobacco – 2.6%
304,771	Imperial Brands PLC (b)	6,419,923
	Wireless Telecommunication Services – 4.5%
305,740	Tele2 AB, Class B (b)	4,621,504
4,035,972	Vodafone Group PLC (b)	6,618,130
		11,239,634
	Total Common Stocks	285,920,818
	(Cost $303,794,194)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.0%
	Equity Real Estate Investment Trusts – 5.0%
1,107,517	British Land (The) Co., PLC (b)	7,668,294
168,321	Eurocommercial Properties N.V. (b)	4,614,474
	Total Real Estate Investment Trusts	12,282,768
	(Cost $18,253,693)
	Total Investments – 120.7%	298,203,586
	(Cost $322,047,887)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(890)	EURO STOXX 50 Index	UBS	$(38,422,740)	€4,175.00	04/14/22	(25,598)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(450)	EURO STOXX 50 Index	UBS	$(19,427,228)	€4,075.00	05/20/22	$(154,820)
	Total Call Options Written					(180,418)
	(Premiums received $1,660,047)

Outstanding Loans – (30.2)%	(74,581,874)
Net Other Assets and Liabilities – 9.6%	23,654,758
Net Assets – 100.0%	$247,096,052

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2022	Sale Value as of 3/31/2022	Unrealized Appreciation/ (Depreciation)
04/28/22	BNS	GBP	13,680,514	USD	18,000,000	$ 17,968,570	$ 18,000,000	$ (31,430)
04/28/22	BNS	USD	18,000,000	GBP	13,425,632	18,000,000	17,633,797	366,203
Net Unrealized Appreciation / (Depreciation)								$334,773

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $287,673,244 or 116.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Counterparty Abbreviations
BNS	Bank of Nova Scotia
UBS	UBS
Currency Exposure Diversification	% of Total Investments†
EUR	43.7%
GBP	34.5
CHF	14.5
SEK	4.2
DKK	1.6
NOK	1.5
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Country Allocation††	% of Total Investments
United Kingdom	36.1%
Switzerland	15.5
France	14.8
Netherlands	8.5
Germany	4.9
Spain	4.6
Sweden	4.2
Australia	2.5
Finland	2.0
Austria	1.9
Italy	1.9
Denmark	1.6
Norway	1.5
Total	100.0%
†† Portfolio securities are categorized based upon their country of incorporation.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Media	$ 6,084,793	$ 3,036,117	$ 3,048,676	$ —
Metals & Mining	13,088,963	7,494,225	5,594,738	—
Other industry categories*	266,747,062	—	266,747,062	—
Real Estate Investment Trusts*	12,282,768	—	12,282,768	—
Total Investments	298,203,586	10,530,342	287,673,244	—
Forward Foreign Currency Contracts	366,203	—	366,203	—
Total	$ 298,569,789	$ 10,530,342	$ 288,039,447	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (180,418)	$ —	$ (180,418)	$ —
Forward Foreign Currency Contracts	(31,430)	—	(31,430)	—
Total	$ (211,848)	$—	$ (211,848)	$—

*	See Portfolio of Investments for industry breakout.